Non-current financial assets	12 Months Ended
Dec. 31, 2022
Non-current financial assets
Non-current financial assets

10. Non-current financial assets

	December 31,	December 31,
	2022	2021
Security rental deposits	54,355	57,908
Total non‑current financial assets	54,355	57,908

Security rental deposits relate to laboratory and office space. The applicable interest rate to such deposits is immaterial, and therefore, the value approximates amortized cost.